Related Party Transactions - Schedule of Remuneration of Key Management Personnel (Details) (20-F) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 964,162	$ 1,215,632	$ 1,533,457
Post-employment benefits	86,130	96,315	101,320
Share-based payments	157,886	130,385	121,269
Other long-term benefits	734	2,371	61,594
Termination benefits		164,760
Total remuneration of Key Management Personnel	$ 1,208,912	$ 1,609,463	$ 1,817,640